Income Taxes Income tax expense benefit reconciliation (Details) - USD ($) $ in Millions	2 Months Ended	10 Months Ended	12 Months Ended
	Dec. 31, 2014	Oct. 24, 2014	Dec. 31, 2016	Dec. 31, 2015
Income Tax Disclosure [Abstract]
Income Tax Reconciliation, Income Tax Expense (Benefit), at Federal Statutory Income Tax Rate	$ (21)	$ 603	$ (50)	$ (25)
Income Tax Reconciliation, State and Local Income Taxes	0	0	0	0
Effective Income Tax Rate Reconciliation, Change in Enacted Tax Rate	0	1	(6)	(3)
Effective Income Tax Rate Reconciliation, Foreign Income Tax Rate Differential	4	(1)	(4)	(1)
Branch accounting effect	(23)	(22)	(17)	7
Payments for Repurchase of Common Stock for Employee Tax Withholding Obligations	0	0	3	3
Valuation Allowance, Amount	(38)	(695)	(76)	(33)
Reorganization and fresh start	0	101	0	0
Income Tax Reconciliation, Other Adjustments	1	27	(1)	3
Bankruptcy costs	1	40	0	0
Effective Income Tax Rate Reconciliation, Change in Permanent Reinvestment Assertion	(5)	(20)	0	0
reserves for uncertain tax positions	5	2	17	(4)
Income Tax Expense (Benefit)	$ 0	$ 36	$ 18	$ 13